BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details)													3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 26, 2020	Dec. 23, 2019 USD ($)	Jun. 24, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 29, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Feb. 28, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	May 31, 2020 USD ($)	May 31, 2019 USD ($)	Mar. 11, 2019	May 31, 2018 USD ($)
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio											0.625
Payments to Acquire Businesses, Gross							$ 2,050,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions								10.00%
Debt Instrument, Face Amount																$ 4,000,000
Business Combination, Consideration Transferred, Liabilities Incurred							3,810,820
Payments to Acquire Notes Receivable															$ 175,000	175,000	$ 5,150,000
Proceeds from Collection of Notes Receivable														$ 1,544,291	$ 325,000	1,682,278	0
Financing Receivable, after Allowance for Credit Loss													$ 0	0
Reverse Merger with CLS Labs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares										15,000,000
Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross							2,050,000	$ 6,200,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions								10.00%
Liabilities Assumed							204,457	$ 204,457
Business Combination, Consideration Transferred							27,975,650
Business Combination, Consideration Transferred, Liabilities Incurred							3,810,820
Business Combination, Contingent Consideration, Liability																	$ 1,000,000		$ 678,111
Oasis Acquisition [Member] | Deposit [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross									$ 250,000
Oasis Acquisition [Member] | Additional Payments [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross								$ 1,800,000	$ 1,800,000
In Good Health [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross						$ 35,000,000
Business Combination, Consideration Transferred						47,500,000
Business Combination, Consideration Transferred, Liabilities Incurred						7,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						5,000,000
Business Combination, Contingent Consideration, Liability						$ 2,500,000
Interest Rate, Default						15.00%
Proceeds from Collection of Notes Receivable													196,765	1,696,765		1,425,000
Financing Receivable, after Allowance for Credit Loss													0	0		4,042,175
CannAssist LLC [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage																		80.00%
Debt Instrument, Face Amount					$ 500,000
Interest Rate, Default	15.00%
Line of Credit Facility, Description					Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Payments to Acquire Notes Receivable			$ 175,000	$ 150,000
Proceeds from Collection of Notes Receivable		$ 342,567
Financing Receivable, after Allowance for Credit Loss													$ 0	$ 0		0
CLS Labs, Inc. [Member] | Shares of CLS Holdings USA, Inc. [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares											6,250,000	10,000,000
Equity Method Investment, Ownership Percentage												55.60%
Oasis LLCs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares								22,058,823
Oasis LLCs [Member] | Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross							$ 5,995,543
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							90.00%
Debt Instrument, Face Amount							$ 4,000,000	$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares							22,058,823
Principal [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable																1,357,278
Principal [Member] | CannAssist LLC [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable		325,000
Accrued Interest [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable																$ 67,722
Accrued Interest [Member] | CannAssist LLC [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable		$ 17,567